Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 CNY	Dec. 31, 2010 Common Class A [Member]	Dec. 31, 2010 Common Class B [Member]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2010
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2010
Entity Registrant Name	Perfect World Co., Ltd.
Entity Central Index Key	0001403849
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding			39,171,195	211,839,885
Trading Symbol	pwrd
Entity Public Float
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes